SCHEDULE III - Supplementary Insurance Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		$ 743,046	$ 672,307	$ 597,239
Gross Reserves		9,895,376	10,102,172	9,247,200
Unearned Premiums		2,072,953	1,818,999	1,623,796
Other Benefits Payable		2,198,080	2,098,759	1,722,330
Premium Revenue		5,513,810	5,024,981	4,969,596
Net Investment Income(2)	[1]	415,921	402,071	410,864
Losses Incurred		4,193,255	3,840,982	3,248,091
Amortization of DAC		1,237,464	1,119,773	1,186,602
Other Expenses (1), (3)	[2]	305,568	348,398	471,904
Premiums Written		5,803,364	5,119,926	4,953,470
Non Life
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs	[3]	553,535	493,196	439,195
Gross Reserves	[3]	9,895,376	10,102,172	9,247,200
Unearned Premiums	[3]	2,062,736	1,807,013	1,608,880
Other Benefits Payable	[3]	0	0	0
Premium Revenue	[3]	4,301,862	4,055,191	4,170,389
Losses Incurred	[3]	3,168,647	3,005,567	2,566,932
Amortization of DAC	[3]	1,107,760	1,023,065	1,095,251
Other Expenses (1), (3)	[2],[3]	102,397	121,134	251,306
Premiums Written	[3]	4,592,282	4,154,809	4,154,707
Life and Health
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs	[3]	189,511	179,111	158,044
Gross Reserves	[3]	0	0	0
Unearned Premiums	[3]	10,217	11,986	14,916
Other Benefits Payable	[3]	2,198,080	2,098,759	1,722,330
Premium Revenue	[3]	1,211,948	969,790	799,207
Net Investment Income(2)	[1]	65,567	59,895	57,664
Losses Incurred	[3]	1,024,608	835,415	681,159
Amortization of DAC	[3]	129,704	96,708	91,351
Other Expenses (1), (3)	[2],[3]	51,055	44,346	43,502
Premiums Written	[3]	1,211,082	965,117	798,763
Corporate and Other
SEC Schedule, 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		0	0	0
Gross Reserves		0	0	0
Unearned Premiums		0	0	0
Other Benefits Payable		0	0	0
Premium Revenue		0	0	0
Net Investment Income(2)	[1]	350,354	342,176	353,200
Losses Incurred		0	0	0
Amortization of DAC		0	0	0
Other Expenses (1), (3)	[2]	152,116	182,918	177,096
Premiums Written		$ 0	$ 0	$ 0

[1]	Because the Company does not manage its assets by segment, net investment income is not allocated to the Non-life business of the reinsurance operations. However, because of the interest-sensitive nature of some of the Company’s Life products, net investment income is considered in management’s assessment of the profitability of the Life and Health segment.
[2]	Other expenses are a component of underwriting result for the Non-life business and Life and Health segment as the Company allocates certain other expenses to its operating segments that vary with business written.
[3]	In 2018, U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, the impacted 2017 and 2016 comparatives have been reclassified to conform to current presentation.